LEASES - Impact of ASC 842 on the consolidated balance sheets (Details)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Operating leases:
Right-of-use assets	¥ 35,214,706	$ 4,946,580	¥ 35,907,761
Lease liabilities-current	16,238,233	2,280,971	18,085,643
Lease liabilities-non-current	¥ 17,579,017	$ 2,469,310	¥ 17,120,842